Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Loan commitments	$ 37,194,220	$ 44,358,972
Letters of credit outstanding	$ 3,456,180	$ 2,860,480